LIMITED PARTNERSHIP (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 1998 Chemtech Royalty Associates L.P. [Member]	Sep. 30, 2000 Chemtech II [Member]	Jun. 30, 1998 Chemtech II [Member]	Jun. 30, 2008 Chemtech II [Member]
Limited Partnerships [Line Items]
Percent of limited partner interests acquired	20.00%
Limited partner interest	$ 210
Contributed assets, aggregate fair value		18	783
Percent of outside investors' limited partner interest			20.00%
Fair value of outside investors' property contributed			200
The Company's election to purchase the interests of the outside investors				$ 200